SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable	$ 112,481	$ 125,105
Less: allowance for doubtful accounts
Accounts receivable, net	$ 112,481	$ 125,105